Share capital - Restricted share units Outstanding (Details) - RSUs - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	507,849	507,849	0
Restricted share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price	$ 3.44
Options Outstanding Weighted Average Contractual Life	9 years 22 days
Number Of Outstanding Share Option	507,849